Note 6 Operations With Moratorium Given By The Group (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Operations With Moratorium Given By The Group [Line Items]
Total operations with moratoriums and guarantees	€ 41,539,000,000	€ 44,458,000,000
Loan investment percentage	12.00%	12.90%
Current [Member]
Operations With Moratorium Given By The Group [Line Items]
Operations with moratoirum	€ 2,778,000,000	€ 6,536,000,000
Finished [Member]
Operations With Moratorium Given By The Group [Line Items]
Operations with moratoirum	22,669,000,000	21,868,000,000
Total [Member]
Operations With Moratorium Given By The Group [Line Items]
Operations with moratoirum	25,447,000,000	28,405,000,000
Operations financing with public guarantee	16,093,000,000	16,053,000,000
Number of clients [Member]
Operations With Moratorium Given By The Group [Line Items]
Operations with moratoirum	2,651,810,000,000	2,779,964,000,000
Operations financing with public guarantee	€ 259,773,000,000	€ 249,458,000,000